BORROWINGS (Schedule of Carrying Value of Exchangeable Senior Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings [abstract]
Balance at 1 January	$ 92,232	$ 91,514
Accretion interest	723	718	$ 535
Balance at 31 December	$ 92,955	$ 92,232	$ 91,514